Schedule of Investments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investments Schedule Of Investments 1		2,022,079
Investments Schedule Of Investments 2		129,141
Investments Schedule Of Investments 3		509,565
Investments Schedule Of Investments 4		0
Investments Schedule Of Investments 5		2,531,644
Investments Schedule Of Investments 6		129,141
Investments Schedule Of Investments 1	1,321,989
Investments Schedule Of Investments 2	2,022,079
Investments Schedule Of Investments 3	0
Investments Schedule Of Investments 4	509,565
Investments Schedule Of Investments 5	1,321,989
Investments Schedule Of Investments 6	2,531,644